Goodwill (Detail)	12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2009 PRC CNY	Dec. 31, 2011 International CNY	Dec. 31, 2010 International CNY	Dec. 31, 2009 International CNY	Dec. 31, 2011 Film, television and others CNY	Dec. 31, 2010 Film, television and others CNY	Dec. 31, 2009 Film, television and others CNY
Goodwill [Line Items]
Increase in goodwill related to acquisition	199,855,402	367,368,832			1,818,861	0		198,036,541	145,663,228		0	221,705,604
Disposal	(227,355,604)				0			0			(227,355,604)
Impairment losses	0	0			0	0		0	0		0	0
Currency translation adjustment	10,203,883				0			10,203,883			0
Goodwill, Ending Balance	466,328,513	483,624,832	$ 74,092,139	116,256,000	112,424,861	110,606,000	110,606,000	353,903,652	145,663,228	0	0	227,355,604	5,650,000